Deutsche Investment Management Americas Inc.
                            One Beacon Street
                            Boston, MA 02108

                            March 3, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



         RE: DWS Europe Equity Fund, DWS Latin America Equity Fund and DWS Emerging Markets Equity Fund (each a "Fund", and together the "Funds"), each a series of DWS International Fund, Inc. (the "Corporation") (Reg. Nos. 2-14400, 811-00642)



Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 114 to the Corporation's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on February 27, 2009.


Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                    Very truly yours,

                                    /s/Scott D. Hogan

                                    Scott D. Hogan
                                    Vice President
                                    Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray